Operating segments - Geographical (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Revenue	$ 96,586	$ 121,288
Non-current assets	84,507	74,855
China
Disclosure of geographical areas [line items]
Revenue	30,791	76,558
Non-current assets	14,012	692
Germany
Disclosure of geographical areas [line items]
Revenue	28,685	18,984
U.S.
Disclosure of geographical areas [line items]
Revenue	23,505	14,881
Non-current assets	4,880	13,622
Japan
Disclosure of geographical areas [line items]
Revenue	3,901	2,579
Belgium
Disclosure of geographical areas [line items]
Revenue	3,531	308
Denmark
Disclosure of geographical areas [line items]
Revenue	1,889	808
Non-current assets	269	60
UK
Disclosure of geographical areas [line items]
Revenue	1,431	943
Netherlands
Disclosure of geographical areas [line items]
Revenue	892	374
Canada
Disclosure of geographical areas [line items]
Revenue	366	551
Non-current assets	65,346	60,481
Taiwan
Disclosure of geographical areas [line items]
Revenue	287	483
France
Disclosure of geographical areas [line items]
Revenue	276	1,755
Poland
Disclosure of geographical areas [line items]
Revenue	213	2,455
Finland
Disclosure of geographical areas [line items]
Revenue	198	379
Norway
Disclosure of geographical areas [line items]
Revenue	187	37
Spain
Disclosure of geographical areas [line items]
Revenue	168	5
Other countries
Disclosure of geographical areas [line items]
Revenue	$ 266	$ 188